SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Special (gains) and charges
Customer agreement modification									$ 29.6			$ 29.6
Venezuela currency devaluation										23.2
Subtotal	20.2	27.8	73.6	49.7	34.7	28.0	41.6	41.4		171.3	145.7	131.0
Total special (gains) and charges										216.5	254.4	171.0
Champion
Special (gains) and charges
Acquisition costs										88.8	19.4
Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs										18.6	155.8	62.8
Net sales
Special (gains) and charges
Customer agreement modification												29.6
Cost of sales
Special (gains) and charges
Restructuring charges										6.6	22.7	5.3
Subtotal										43.2	93.9	8.9
Cost of sales | Champion
Special (gains) and charges
Acquisition costs										36.6
Cost of sales | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs											71.2	3.6
Special (gains) and charges
Special (gains) and charges
Restructuring charges										83.4	116.6	69.0
Venezuela currency devaluation										23.2
Gain on sale of businesses, litigation related charges and other										(3.6)	(60.1)	4.3
Subtotal										171.3	145.7	131.0
Special (gains) and charges | Champion
Special (gains) and charges
Acquisition costs										49.7	18.3
Special (gains) and charges | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs										18.6	70.9	57.7
Interest expense, net
Special (gains) and charges
Acquisition costs										2.5	1.1	1.5
Debt extinguishment costs											18.2
Subtotal										2.5	19.3	1.5
Net income attributable to noncontrolling interest
Special (gains) and charges
Venezuela currency devaluation										(0.5)
Subtotal										(0.5)	(4.5)
Net income attributable to noncontrolling interest | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs											(4.5)
Operating income subtotal
Special (gains) and charges
Subtotal										$ 214.5	$ 239.6	$ 169.5